united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 6/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

GOOD HARBOR TACTICAL CORE DEVELOPED MARKETS FUND
		PORTFOLIO OF INVESTMENTS (Unaudited)
		June 30, 2015
	Shares		Value
		EXCHANGE TRADED FUNDS - 94.7%
		DEBT FUND - 71.7%
	8,904	iShares 1-3 Year Treasury Bond ETF	$ 755,594
	7,607	iShares 3-7 Year Treasury Bond ETF	935,357
			1,690,951
		EQUITY FUND - 23.0%
	982	Direxion Daily Developed Markets Bull 3X Shares *	64,223
	6,144	iShares MSCI France ETF	158,085
	5,705	iShares MSCI Germany ETF	159,055
	8,813	iShares MSCI United Kingdom ETF	160,837
			542,200
		TOTAL EXCHANGE TRADED FUNDS (Cost - $2,257,100)	2,233,151

		TOTAL INVESTMENTS - 94.7% (Cost - $2,257,100) (a)	$ 2,233,151
		OTHER ASSETS LESS LIABILITIES - NET - 5.3%	126,109
		NET ASSETS - 100.0%	$ 2,359,260

*	Non income producing security.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,605,637
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 1,760
		Unrealized depreciation	(374,246)
		Net unrealized depreciation	$ (372,486)

GOOD HARBOR TACTICAL CORE U.S. FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2015
Shares			Value

	EXCHANGE TRADED FUNDS - 53.9%
	EQUITY FUNDS - 53.9%
591,412	iShares Core S&P Mid-Cap ETF		$ 88,699,972
707,042	iShares Russell 2000 ETF		88,281,264
	TOTAL EXCHANGE TRADED FUNDS (Cost - $179,622,708)		176,981,236

	SHORT-TERM INVESTMENTS - 37.6%
	MONEY MARKET FUND - 37.6%
123,532,827	STIT - Liquid Assets Portfolio-Institutional Class, to yield 0.10% * (Cost - $123,532,827)		123,532,827

	TOTAL INVESTMENTS - 91.5% (Cost - $303,155,535) (a)		$ 300,514,063
	OTHER ASSETS LESS LIABILITIES - NET - 8.5%		27,830,618
	NET ASSETS - 100.0%		$ 328,344,681

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $304,437,209 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ -
		Unrealized depreciation	(3,923,146)
		Net unrealized depreciation	$ (3,923,146)

LONG FUTURES CONTRACTS

Long Contracts	Description	Underlying Face Amount at Value *	Unrealized Gain/(Loss)
714	Russell Mini Future, September 2015	$ 89,278,560	$ (781,360)
598	S&P Midcap 400 Emini, September 2015	89,586,380	(1,672,000)
	Net Unrealized Loss from Open Long Futures Contracts		$ (2,453,360)

 *  The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.  The counterparty for these open future contracts is Bank of America Merrill Lynch.

GOOD HARBOR TACTICAL EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2015
Shares		Value
	COMMON STOCK - 19.3%
	DIVERSIFIED FINANCIAL SERVICES - 2.9%
198,497	NorthStar Asset Management Group, Inc.	$ 3,670,210

	OIL & GAS - 7.6%
50,423	Occidental Petroleum Corp.	3,921,397
1,328,931	Pengrowth Energy Corp.	3,309,038
1,463,288	Penn West Petroleum Ltd.	2,531,488
		9,761,923
	PIPELINES - 8.8%
111,313	TransCanada Corp.	4,521,534
116,164	Williams Cos., Inc.	6,666,652
		11,188,186
	TOTAL COMMON STOCK (Cost - $27,540,929)	24,620,319

	REAL ESTATE INVESTMENT TRUSTS - 57.3%
	DIVERSIFIED - 20.0%
829,473	Lexington Realty Trust	7,033,931
384,487	Northstar Realty Finance Corp.	6,113,343
433,367	Spirit Realty Capital, Inc.	4,190,659
138,758	WP Carey, Inc.	8,178,397
		25,516,330
	HEALTHCARE - 5.5%
109,397	Omega Healthcare Investors, Inc.	3,755,599
51,317	Ventas, Inc.	3,186,273
		6,941,872
	HOTEL & RESORT - 12.0%
178,970	Hospitality Properties Trust	5,157,915
128,418	LaSalle Hotel Properties	4,553,702
105,568	Ryman Hospitality Properties, Inc.	5,606,716
		15,318,333
	MORTGAGE - 7.5%
440,645	Starwood Property Trust, Inc.	9,504,713

	OFFICE - 2.4%
129,695	Gramercy Property Trust, Inc.	3,030,972

	RESIDENTIAL - 3.5%
61,912	Mid-America Apartment Communities, Inc.	4,507,813

	RETAIL - 2.9%
53,232	Taubman Centers, Inc.	3,699,624

	SPECIALIZED - 3.5%
109,144	Plum Creek Timber Co., Inc.	4,427,972

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $77,189,441)	72,947,629

	EXCHANGE TRADED FUNDS - 7.5%
610,429	Alerian MLP ETF (Cost - $10,554,853)	9,498,275

	SHORT-TERM INVESTMENTS - 14.1%
	MONEY MARKET FUND - 14.1%
17,985,692	STIT - Liquid Assets Portfolio
	Institutional Class, to yield 0.10% * (Cost - $17,985,692)	17,985,692

	TOTAL INVESTMENTS - 98.2% (Cost - $133,270,915) (a)	$ 125,051,915
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%	2,336,398
	NET ASSETS - 100.0%	$ 127,388,313

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $138,660,770, including options written, and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 2,486,292
	Unrealized depreciation	(16,095,147)
	Net unrealized depreciation	$ (13,608,855)

GOOD HARBOR TACTICAL CORE EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2015
Shares		Value
	EXCHANGE TRADED FUNDS - 91.4%
	DEBT FUND - 45.9%
1,932	iShares 1-3 Year Treasury Bond ETF	$ 163,950
1,640	iShares 3-7 Year Treasury Bond ETF	201,654
		365,604
	EQUITY FUND - 45.5%
668	iShares MSCI Brazil Capped ETF	21,890
789	iShares MSCI China ETF	44,216
777	iShares MSCI India ETF	23,551
775	iShares MSCI Mexico Capped ETF	44,260
1,554	iShares MSCI Russia Capped ETF	21,927
718	iShares MSCI South Africa ETF	46,986
826	iShares MSCI South Korea Capped ETF	45,521
1,441	iShares MSCI Taiwan ETF	22,739
1,329	ProShares Ultra MSCI Emerging Markets *	90,611
		361,701
	TOTAL EXCHANGE TRADED FUNDS (Cost - $730,934)	727,305

	SHORT-TERM INVESTMENTS - 2.8%
	MONEY MARKET FUND - 2.8%
22,229	STIT - Liquid Assets Portfolio
	Institutional Class, to yield 0.10% ** (Cost $22,229)	22,229

	TOTAL INVESTMENTS - 94.2% (Cost - $753,163) (a)	$ 749,534
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.8%	46,411
	NET ASSETS - 100.0%	$ 795,945

* Non income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $762,516 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 3,603
	Unrealized depreciation	(16,585)
	Net unrealized depreciation	$ (12,982)

LELAND TACTICAL CURRENCY STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2015
	Shares		Value
SHORT-TERM INVESTMENTS - 89.9%
MONEY MARKET FUND - 89.9%
	453,235	Invesco Short Term Investments Trust - Liquid Assets Portfolio
		Institutional Class, to yield 0.10% * (Cost - $453,235)	$ 453,235

		TOTAL INVESTMENTS - 89.9% (Cost - $453,235) (a)	$ 453,235
		OTHER ASSETS IN EXCESS OF LIABILITIES - 10.1%	51,036
		NET ASSETS - 100.0%	$ 504,271

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $453,235 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ -
		Unrealized depreciation	-
		Net unrealized appreciation	$ -

As of June 30, 2015, the following Forward Currency Exchange contracts were open with UBS Invesment Bank:

	Forward Currency Contracts
					Unrealized
		Settlement	Local Currency	U.S. Dollar	Appreciation
	Foreign Currency	Date	Amount Purchased	Market Value	/(Depreciation)
To Buy:
	Australian	7/10/2015	314,465	241,164	$ 421
	British	7/10/2015	83,646	131,400	51
	Canadian	7/10/2015	451,665	366,354	(4,587)
	Euro	7/10/2015	153,758	172,770	(1,519)
	Japanese	7/10/2015	19,010,042	153,175	2,242
	New Zealand	7/10/2015	460,727	315,834	(4,535)
	Norwegian	7/10/2015	2,688,260	342,363	(1,024)
	Singapore	7/10/2015	334,936	249,184	(409)
	Swedish	7/10/2015	1,734,122	210,211	(1,317)
	Swiss	7/10/2015	152,344	163,115	(202)
			Total unrealized loss on forward foreign currency contracts		$ (10,879)
To Sell:
	Australian	7/10/2015	314,957	242,227	$ 264
	British	7/10/2015	155,378	243,916	(260)
	Canadian	7/10/2015	434,872	352,895	4,578
	Euro	7/10/2015	428,701	481,525	4,050
	Japanese	7/10/2015	1,141,098	9,306	(23)
	New Zealand	7/10/2015	314,742	223,885	11,223
	Norwegian	7/10/2015	487,206	62,929	1,067
	Singapore	7/10/2015	154,014	114,194	(200)
	Swedish	7/10/2015	1,339,884	162,484	1,081
	Swiss	7/10/2015	205,434	221,396	1,711
			Total unrealized gain on forward foreign currency contracts		$ 23,491

TACTICAL CORE U.S. II FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2015
	Shares		Value

		EXCHANGE TRADED FUNDS - 81.1%
		EQUITY FUNDS - 81.1%
	186	iShares Core S&P Mid-Cap ETF	$ 27,896
	224	iShares Russell 2000 ETF	27,969
	147	ProShares Ultra MidCap400 *	11,587
	118	ProShares Ultra Russell2000	11,514
		TOTAL EXCHANGE TRADED FUNDS (Cost - $79,821)	78,966

		SHORT-TERM INVESTMENTS - 7.6%
		MONEY MARKET FUND - 7.6%
	7,427	STIT - Liquid Assets Portfolio
		Institutional Class, to yield 0.10% ** (Cost $7,427)	7,427

		TOTAL INVESTMENTS - 88.7% (Cost - $87,248) (a)	$ 86,393
		OTHER ASSETS IN EXCESS OF LIABILITIES - 11.3%	11,054
		NET ASSETS - 100.0%	$ 97,447

*	Non income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $87,950
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ -
		Unrealized depreciation	(1,557)
		Net unrealized depreciation	$ (1,557)

GOOD HARBOR FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Options contracts listed on a securities exchange orboard of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the- counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

GOOD HARBOR FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

Valuation of Underlying Funds - A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Futures Contracts - The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

GOOD HARBOR FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2015 in valuing the Funds' investments measured at fair value:

Good Harbor Tactical Core Developed Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$ 2,233,151	$ -	$ -	$ 2,233,151
Total	$ 2,233,151	$ -	$ -	$ 2,233,151

Good Harbor Tactical Core U.S. Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$ 176,981,236	$ -	$ -	$ 176,981,236
Money Market Fund	123,532,827	-	-	123,532,827
Total	$ 300,514,063	$ -	$ -	$ 300,514,063

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives:
Long Futures Contracts	$ 2,453,360	$ -	$ -	$ 2,453,360

Good Harbor Tactical Equity Income Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$ 24,620,319	$ -	$ -	$ 24,620,319
Real Estate Investment Trusts	72,947,629	-	-	72,947,629
Exchange Traded Funds	9,498,275	-	-	9,498,275
Money Market Fund	17,985,692	-	-	17,985,692
Total	$ 125,051,915	$ -	$ -	$ 125,051,915

Good Harbor Tactical Core Emerging Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$ 727,305	$ -	$ -	$ 727,305
Money Market Fund	22,229	-	-	22,229
Total	$ 749,534	$ -	$ -	$ 749,534

GOOD HARBOR FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
Good Harbor Tactical Currency Strategy Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Money Market Fund	$ 453,235	$ -	$ -	$ 453,235
Total	$ 453,235	$ -	$ -	$ 453,235
Derivatives:
Forward Currency Exchange Contracts	$ -	$ 23,491	$ -	$ 23,491

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives:
Forward Currency Exchange Contracts	$ -	$ 10,879	$ -	$ 10,879

Tactical Core U.S. II Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$ 78,966	$ -	$ -	$ 78,966
Money Market Fund	7,427	-	-	7,427
Total	$ 86,393	$ -	$ -	$ 86,393

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* See Portfolios of Investments for industry classifications.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of June 30, 2015, the amount of unrealized loss on futures contracts subject to equity price risk amounted to $2,453,360 for the Good Harbor Tactical Core U.S. Fund, respectively.

GOOD HARBOR FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015

Forward Foreign Currency Contracts – As foreign securities are purchased, the Funds generally enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and forward foreign currency contracts in the Statement of Operations. As of June 30, 2015, the amount of unrealized gain on forward foreign currency contracts subject to currency price risk amounted to $12,612 for the Good Harbor Tactical Currency Strategy Fund.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Underlying Investment in Other Investment Companies - The Tactical Core US Fund, and the Tactical Currency Strategy Fund currently seeks to achieve its investment objective by investing a portion of its assets in the STIT - Liquid Assets Portfolio Institutional Class or the Invesco Short Term Investments Trust – Liquid Assets Portfolio. The Funds may redeem its investments from the Securities at any time if the Advisor determines that it is in the best interest of the Funds and its shareholders to do so.

The performance of the Funds may be directly affected by the performance of the Securities. The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the Securities N-CSR’s available at “www.sec.gov” or on the Funds’ websites and “www.Invesco.com”. As of June 30, 2015, the percentage of the Tactical Core US Fund’s net assets invested in the STIT - Liquid Assets Portfolio Institutional Class was 37.6%, and the percentage of the Tactical Currency Strategy Fund’s net assets invested in Invesco Short Term Investments Trust – Liquid Assets Portfolio was 89.9%

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 8/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 8/25/2015

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 8/25/2015